LONG-TERM DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Finnish Funding Agency for Technology and Innovation (“Tekes”)	$ 413	$ 431
Less current portion – product development loans	(259)	(275)
Less accrued interest on product development loans – current	(154)	(156)
Total long-term debt